Equity Method Investment, Summarized Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Equity Investment, Summarized Financial Information [Line Items]
Equity Investment, Summarized Financial Information [Table Text Block]
The following table represents summarized information regarding the Company’s equity investee as of December 31, 2019 and 2018 (in thousands):

	December 31, 2019	December 31, 2018
Total revenues	$704,325	$585,047
Operating income	129,972	10,542
Net loss	(48,490)	(190,071)

Current assets	$302,978	$687,341
Non-current assets	4,861,032	4,096,823
Total assets	$5,164,010	$4,784,164
Current liabilities	$486,231	$447,200
Non-current liabilities	2,700,790	2,497,952
Total liabilities	$3,187,021	$2,945,152